Variable Interest Entities	12 Months Ended
Dec. 31, 2016
Variable Interest Entities [Abstract]
Variable Interest Entities

Note 13 — Variable Interest Entities
Cleco and Cleco Power apply the equity method of accounting to report the investment in Oxbow in the consolidated financial statements. Under the equity method, the assets and liabilities of this entity are reported as Equity investment in investee on Cleco and Cleco Power’s Consolidated Balance Sheets. The revenue and expenses (excluding income taxes) of this entity are netted and reported as equity income or loss from investees on Cleco and Cleco Power’s Consolidated Statements of Income.
Oxbow is owned 50% by Cleco Power and 50% by SWEPCO. Cleco Power is not the primary beneficiary because it shares the power to control Oxbow’s significant activities with SWEPCO. Cleco Power’s current assessment of its maximum exposure to loss related to Oxbow at December 31, 2016, consisted of its equity investment of $18.7 million. During 2016, Cleco Power made $2.5 million of cash contributions to its equity investment in Oxbow as a result of the expected transition from the Dolet Hills mine to the Oxbow mine in the second quarter of 2017. During 2016, Cleco Power received $0.6 million from Oxbow as a return of investment.
The following table presents the components of Cleco Power’s equity investment in Oxbow:

INCEPTION TO DATE (THOUSANDS)	AT DEC. 31, 2016	AT DEC. 31, 2015
Purchase price	$12,873	$12,873
Cash contributions	6,399	3,949
Dividend received	(600)	—
Total equity investment in investee	$18,672	$16,822

The following table compares the carrying amount of Oxbow’s assets and liabilities with Cleco Power’s maximum exposure to loss related to its investment in Oxbow:

(THOUSANDS)	AT DEC. 31, 2016	AT DEC. 31, 2015
Oxbow’s net assets/liabilities	$37,345	$33,645
Cleco Power’s 50% equity	$18,672	$16,822
Cleco Power’s maximum exposure to loss	$18,672	$16,822

The following tables contain summarized financial information for Oxbow:

(THOUSANDS)	AT DEC. 31, 2016	AT DEC. 31, 2015
Current assets	$886	$2,794
Property, plant, and equipment, net	25,864	23,749
Other assets	10,971	7,220
Total assets	$37,721	$33,763
Current liabilities	$376	$118
Partners’ capital	37,345	33,645
Total liabilities and partners’ capital	$37,721	$33,763

	FOR THE YEAR ENDED DEC. 31,
(THOUSANDS)	2016	2015	2014
Operating revenue	$5,459	$3,991	$2,248
Operating expenses	5,459	3,991	2,248
Income before taxes	$—	$—	$—

Oxbow’s property, plant, and equipment, net consists of land and lignite reserves. The lignite reserves are intended to be used to provide fuel to the Dolet Hills Power Station. DHLC mines the lignite reserves at Oxbow through the Amended Lignite Mining Agreement.
Oxbow has no third-party agreements, guarantees, or other third-party commitments that contain obligations affecting Cleco Power’s investment in Oxbow.